Unsecured Advances	9 Months Ended
Sep. 30, 2025
Unsecured Advances
Unsecured Advances

NOTE 6 – Unsecured Advances

During the nine months ended September 30, 2025, the Company advanced $260,000 of cash for working capital needs to Blackberry AIF S.L. (“BAIF”). The advances are unsecured and bear no interest. The advances were made in connection with the acquisition of the outstanding shares of BAIF for the purpose of financing the buildout of properties for HPC facilities leased by BAIF. See “Note 11 – Subsequent Events.”